Property and Equipment, Net (Details) - Schedule of property and equipment - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,171	$ 1,008
Less: accumulated depreciation	(902)	(757)
Property and equipment, net	269	251
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	893	821
Office equipment and furniture [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	78	77
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 200	$ 110